Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	WILLIAMSBURG INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000842512
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Jamestown Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY THE JAMESTOWN EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Jamestown Equity Fund (the "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Jamestown Equity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing in a diversified portfolio composed primarily of domestic equity securities. Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including exchange-traded funds ("ETFs") and preferred stocks, convertible preferred stocks and convertible bonds that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by Lowe, Brockenbrough & Company, Inc. (the "Advisor") to be of comparable quality. The Fund may invest in shares of ETFs if the Advisor believes it is advisable to adjust the Fund's exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid. Illiquid securities are investments that cannot reasonably be expected to be sold or disposed of in current market conditions, within seven calendar days, without significantly impacting the market value of the investment.

The Fund seeks financially strong, relatively large companies that offer above average earnings and relatively modest valuations. The Advisor uses a multi-factor screening process within a defined universe comprised of the stocks in the S&P 500® Index and the 50 largest capitalization stocks in the S&P 400® MidCap Index. The process emphasizes securities with the most compelling earnings and valuation profiles based upon a variety of characteristics, including, but not limited to, earnings momentum, earnings volatility, earnings estimate revisions, earnings surprises and free cash flow yield. The Fund will invest in a variety of companies, industries and economic sectors. A security may be sold when it no longer meets the Advisor's investment criteria, when there are more attractive investment opportunities, or when the fundamentals of the issuer's business or general market conditions have changed.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company's stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or "blue chip" stocks can be negatively impacted by poor overall market and economic conditions.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF's shares may trade at a discount to its net asset value, or that an active trading market for an ETF's shares may not be developed or maintained. An ETF is managed independently of the Fund and subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund's direct fees and expenses.

Management Risk. The Advisor's method of security selection may not be successful and the Fund may underperform the stock market as a whole. The Fund's portfolio securities may not appreciate in value as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund's performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Equity Fund. The bar chart shows changes in the Fund's performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Equity Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-1126
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's 2019 year-to-date return through June 30, 2019 is 18.84%.

During the periods shown in the bar chart, the highest return for a quarter was 12.78% during the quarter ended March 31, 2012 and the lowest return for a quarter was -14.68% during the quarter ended September 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2018:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Jamestown Equity Fund | Jamestown Equity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JAMEX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
One Year	rr_ExpenseExampleYear01	$ 106
Three Years	rr_ExpenseExampleYear03	331
Five Years	rr_ExpenseExampleYear05	574
Ten Years	rr_ExpenseExampleYear10	$ 1,271
Annual Return 2009	rr_AnnualReturn2009	17.43%
Annual Return 2010	rr_AnnualReturn2010	11.75%
Annual Return 2011	rr_AnnualReturn2011	2.01%
Annual Return 2012	rr_AnnualReturn2012	13.77%
Annual Return 2013	rr_AnnualReturn2013	35.17%
Annual Return 2014	rr_AnnualReturn2014	9.68%
Annual Return 2015	rr_AnnualReturn2015	(3.00%)
Annual Return 2016	rr_AnnualReturn2016	6.69%
Annual Return 2017	rr_AnnualReturn2017	19.75%
Annual Return 2018	rr_AnnualReturn2018	(6.81%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.68%)
1 Year	rr_AverageAnnualReturnYear01	(6.81%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	10.06%
Jamestown Equity Fund | After Taxes on Distributions | Jamestown Equity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.43%)
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Jamestown Equity Fund | After Taxes on Distributions and Sales | Jamestown Equity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	8.22%
Jamestown Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%

[1]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include Acquired Fund Fees and Expenses.